INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (14,371)		$ (130,704)
Statutory income tax rate	29.00%	29.00%	29.00%	29.00%
Tax calculated at statutory rate	$ (4,168)		$ (37,904)
Non-deductible (non-taxable) items	(8,000)
Non-deductible (non-taxable) items			9,514
Difference between current and future tax rates	0		1,292
Benefit of deductible temporary differences not recognized	11,750		26,026
Effect of tax rates in other jurisdictions	604		1,144
Other	154		(72)
Prior year tax adjustments	(428)		0
Total income tax recovery	$ (88)	$ (88)	$ 0	$ 0